UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Strategic Beta Emerging Markets Equity Fund

SEMIANNUAL REPORT April 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Beta Emerging Markets Equity Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Beta Emerging Markets Equity Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by portfolio managers William S. Cazalet, CAIA, C. Wesley Boggs, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, of BNY Mellon Asset Management North America Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Strategic Beta Emerging Markets Equity Fund’s Class A shares produced a total return of 4.11%, Class C shares returned 3.71%, Class I shares returned 4.51%, and Class Y shares returned 4.21%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of 4.80% for the same period.2

Emerging-market equities posted moderate gains over the reporting period amid positive economic trends and rising corporate earnings. The fund produced lower returns than the Index, mainly due to stock selection shortfalls in the financials and information technology sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies organized or with their principal place of business, or a majority of assets or business, in emerging-market countries.

The fund’s portfolio managers use a proprietary methodology designed to rank and select stocks of emerging-market companies based on fundamental company information. In this manner, the portfolio managers employ a “strategic beta” strategy to select and weight stocks for the fund’s portfolio using characteristics other than market capitalization. The portfolio managers first weight each stock based on the company’s economic size as determined by a combination of accounting metrics, including sales; earnings before interest, taxation, depreciation and amortization (EBITDA); and net total payout (including dividends and share repurchases). Next, companies are ranked based on the quality and growth of their earnings. These metrics seek to identify high-quality companies with sustainable and growing earnings and consistency of performance relative to the stocks of emerging-market companies in general. A company’s sales, earnings quality and earnings growth contribute, in part, to its overall beta. The final step in the portfolio construction process is to exclude companies with the lowest expected performance based on the above metrics of earnings quality and earnings growth.

The fund’s portfolio managers manage risk by diversifying across companies and industries. The fund’s portfolio is rebalanced semiannually.

Economic Growth Amid Rising Volatility

Most emerging-market equities continued to rally at the end of 2017 in response to positive global economic growth trends. However, volatility spiked and markets dipped in February

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

2018 and March 2018 over concerns regarding rising inflationary pressures in the United States, increasing global trade tensions, and worries about rising global bond yields. April 2018 saw an easing of some of these concerns, allowing the Index to post a moderately positive return for the reporting period overall.

Asian equities generally led emerging-market stocks higher, bolstered by continued economic growth in China and a loosening of ownership restrictions in China’s financial sector. Higher oil prices supported returns from energy-exporting markets, such as Russia and Brazil, and Brazil further benefited from positive political developments. Among industry groups, the health care and energy sectors led the Index’s rise, while the consumer discretionary and information technology sectors trailed overall market averages.

Fund Returns Dampened by Security Selections

Although the fund shared gains posted by the Index, its relative performance was constrained during the reporting period by its security selections in the financials sector, where an overweighted position in Powszechny ZakÅ‚ad UbezpieczeÅ„, Poland’s largest financial services company, weighed on results due to investors’ concerns regarding the firm’s mergers-and-acquisitions activity. In the lagging information technology sector, Taiwan-based electronics contract manufacturing company Hon Hai Precision Industry declined in March 2018 after reporting disappointing profits in its core smartphone business. Underweighted exposure to Brazilian metals-and-mining company Vale also hindered relative performance when the company’s stock advanced in the midst of rising nickel prices. Largely reflecting the negative contributions of these individual companies, the fund’s relative results were particularly weak in Poland and Brazil.

On a more positive note, the fund achieved better results in the energy sector, where Thailand-based oil-and-gas producer PTT Public reported better-than-expected earnings driven by its natural gas business. Oil refiner China Petroleum and Chemical Corp surged after announcing higher profits and increasing its dividend. Overweighted exposure to PTT Public and China Petrochemical Development magnified their positive impact on the fund’s performance. Conversely, among consumer discretionary companies, underweighted exposure to Chinese Internet retailing giant Alibaba Group Holdings helped cushion the impact of declines stemming from fears of potential trade disputes. China and Thailand represented the fund’s top-performing countries for the reporting period.

Positive Trends Remain Intact

Although we focus on the valuations, earnings quality, and earnings momentum of individual companies and not broader macroeconomic or market trends, we believe that the long-term structural growth outlook for many emerging markets, particularly those in Asia, remains supported by demographics, technological innovation, and government reforms. Our quantitative investment process has identified a number of potentially attractive candidates in the energy and industrials sectors, but relatively few in the consumer discretionary and information technology sectors. From a country allocation perspective, the fund ended the reporting period with overweighted exposure to South Korea and Poland, and underweighted positions in China and South Africa.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta Emerging Markets Equity Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.06	$8.84	$3.80	$3.80
Ending value (after expenses)	$1,041.10	$1,037.10	$1,045.10	$1,042.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.01	$8.75	$3.76	$3.76
Ending value (after expenses)	$1,019.84	$1,016.12	$1,021.08	$1,021.08

† Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.75% for Class C, .75% for Class I and .75% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 92.9%
Brazil - 2.8%
Ambev	14,000		93,235
B3 - Brasil Bolsa Balcao	4,650		33,582
Banco Bradesco	5,501		50,092
Banco Santander Brasil	200		2,176
BB Seguridade Participacoes	3,200		25,102
CCR	3,900		13,315
Centrais Eletricas Brasileiras	1,100	[a]	5,988
Cia de Saneamento Basico do Estado de Sao Paulo	2,100		21,077
Cia Siderurgica Nacional	5,500	[a]	13,785
Cielo	3,736		20,476
Cosan Industria e Comercio	1,400		15,897
CPFL Energia	943		6,512
EDP - Energias do Brasil	2,400		9,516
Embraer	3,300		20,856
Engie Brasil Energia	1,000		10,559
Equatorial Energia	600		12,186
Fibria Celulose	1,500		29,463
Hypera	400		3,597
JBS	10,000		24,977
Klabin	300		1,818
Kroton Educacional	2,200		8,798
Localiza Rent a Car	1,575		12,539
Lojas Renner	1,540		14,335
M Dias Branco	300		3,768
Multiplan Empreendimentos Imobiliarios	100		1,899
Natura Cosmeticos	1,700		15,631
OdontoPrev	1,000		4,290
Porto Seguro	800		10,322
Qualicorp	1,100		7,646
Raia Drogasil	400		7,853
Sul America	3,307		20,409
Tim Participacoes	2,400		10,927
Transmissora Alianca de Energia Eletrica	3,100		18,840
Ultrapar Participacoes	3,000		51,767
WEG	1,430		7,258
			610,491
Chile - 1.2%
AES Gener	12,585		3,529

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
Chile - 1.2% (continued)
Aguas Andinas, Cl. A	12,449		8,281
Banco de Chile	70,681		11,677
Banco de Credito e Inversiones	48		3,633
Banco Santander Chile	204,192		17,045
Cencosud	6,097		18,130
Empresas COPEC	2,222		36,227
Enel Americas	205,628		46,932
Enel Chile	310,602		38,491
Enel Generacion Chile	36,680		29,153
LATAM Airlines Group	1,438		22,059
SACI Falabella	2,095		20,370
			255,527
China - 19.4%
3SBio	500	[a,b]	1,072
58.com, ADR	50	[a]	4,370
AAC Technologies Holdings	800		11,482
Agile Property Holdings	12,000		23,592
Agricultural Bank of China, Cl. H	113,300		63,643
Air China, Cl. H	10,000		13,194
Alibaba Group Holding, ADR	500	[a]	89,270
Aluminum Corporation of China, Cl. H	40,300	[a]	22,803
Anhui Conch Cement, Cl. H	7,000		43,588
ANTA Sports Products	3,200		18,272
AviChina Industry & Technology, Cl. H	5,600		3,533
Baidu, ADR	120	[a]	30,108
Bank of China, Cl. H	492,200		266,815
Bank of Communications, Cl. H	74,200		60,664
Beijing Capital International Airport, Cl. H	3,600		4,907
BYD, Cl. H	2,200		15,279
CGN Power, Cl. H	14,800	[b]	4,029
China Cinda Asset Management, Cl. H	22,800		8,130
China Coal Energy, Cl. H	24,000		10,396
China Communications Construction, Cl. H	47,800		55,065
China Communications Services, Cl. H	22,500		14,160
China Conch Venture Holdings	500		1,552
China Construction Bank, Cl. H	520,400		545,705
China Everbright Bank, Cl. H	10,000		4,991
China Evergrande Group	30,000	[a]	94,893
China Huarong Asset Management, Cl. H	17,200	[b]	5,917
China Huishan Dairy Holdings	1,900	[a,c]	0
China Life Insurance, Cl. H	42,000		118,978

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
China - 19.4% (continued)
China Longyuan Power Group, Cl. H	9,500		9,334
China Medical System Holdings	1,200		2,936
China Mengniu Dairy	3,800	[a]	12,276
China Merchants Bank, Cl. H	8,400		36,639
China National Building Material, Cl. H	44,600		51,988
China Pacific Insurance Group, Cl. H	15,200		66,935
China Petroleum & Chemical, Cl. H	337,300		328,509
China Railway Construction, Cl. H	36,200		42,746
China Railway Group, Cl. H	90,200		72,235
China Resources Gas Group	2,400		8,828
China Resources Pharmaceutical Group	11,500	[b]	15,877
China Shenhua Energy, Cl. H	53,500		131,463
China Southern Airlines, Cl. H	21,300		23,000
China Telecom, Cl. H	90,000		43,575
China Vanke, Cl. H	10,800		44,802
Chongqing Changan Automobile, Cl. B	2,400		2,246
Chongqing Rural Commercial Bank, Cl. H	9,200		7,033
CNOOC	102,000		172,096
CRRC, Cl. H	9,600		8,474
Dongfeng Motor Group, Cl. H	11,500		12,725
Fosun International	3,400		7,210
Fuyao Glass Industry Group, Cl. H	400	[b]	1,373
GF Securities, Cl. H	1,100		1,935
GOME Retail Holdings	67,200		7,257
Guangzhou Automobile Group, Cl. H	9,200		16,949
Guangzhou R&F Properties, Cl. H	10,100		24,014
Haitian International Holdings	1,800		4,786
Hengan International Group	4,000		35,495
Huaneng Power International, Cl. H	48,700		32,136
Huaneng Renewables, Cl. H	20,100		8,917
Industrial & Commercial Bank of China, Cl. H	464,100		408,212
Jiangsu Expressway, Cl. H	6,700		9,170
Jiangxi Copper, Cl. H	13,400		19,027
NetEase, ADR	110		28,278
New Oriental Education & Technology Group, ADR	100		8,984
People's Insurance Company Group of China, Cl. H	58,900		27,723
PetroChina, Cl. H	146,000		107,122
PICC Property & Casualty, Cl. H	33,300		59,660
Ping An Insurance Group Company of China, Cl. H	17,700		172,864

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
China - 19.4% (continued)
Semiconductor Manufacturing International	4,510	[a]	5,854
Shanghai Electric Group, Cl. H	12,200	[a]	4,430
Shanghai Fosun Pharmaceutical Group, Cl. H	500		2,725
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	1,880		2,693
Shanghai Pharmaceuticals Holding, Cl. H	5,700		15,550
Shenzhou International Group Holdings	600		6,536
SINA	50	[a]	4,777
Sino-Ocean Group Holding	34,500		23,978
Sinopec Engineering Group, Cl. H	3,400		3,497
Sinopec Shanghai Petrochemical, Cl. H	30,900		20,390
Sinopharm Group, Cl. H	9,600		40,450
Sinotrans, Cl. H	14,900		8,530
Sunac China Holdings	4,600		19,519
Tencent Holdings	3,800		186,567
TravelSky Technology, Cl. H	1,800		5,254
Vipshop Holdings, ADR	1,100	[a]	17,028
Want Want China Holdings	25,200		22,268
Weichai Power, Cl. H	24,400		28,366
Yanzhou Coal Mining, Cl. H	33,000		41,241
Yum China Holdings	1,000		42,760
YY, ADR	50	[a]	4,820
Zhejiang Expressway, Cl. H	7,700		7,888
Zhuzhou CRRC Times Electric, Cl. H	600		3,181
Zijin Mining Group, Cl. H	42,200		19,332
ZTE, Cl. H	3,200	[a,c]	6,262
			4,155,133
Colombia - .6%
Cementos Argos	669		2,365
Corporacion Financiera Colombiana	177	[a]	1,529
Ecopetrol	92,202		101,755
Grupo Argos	1,015		7,227
Grupo de Inversiones Suramericana	575		7,979
Interconexion Electrica	2,689		13,862
			134,717
Czech Republic - .3%
CEZ	973		24,827
Komercni banka	348		15,006
Moneta Money Bank	3,293	[b]	11,835
O2 Czech Republic	1,210		16,546
			68,214

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
Egypt - .1%
Commercial International Bank Egypt	1,834		9,788
Global Telecom Holding	29,733	[a]	8,517
Talaat Moustafa Group	1,540		1,173
			19,478
Greece - .2%
Eurobank Ergasias	2,148	[a]	2,693
FF Group	119	[a]	2,252
Hellenic Telecommunications Organization	883		12,820
JUMBO	387		7,074
OPAP	996		11,924
Titan Cement	92		2,425
			39,188
Hong Kong - 2.9%
Beijing Enterprises Holdings	1,800		8,995
Beijing Enterprises Water Group	8,600	[a]	4,995
Brilliance China Automotive Holdings	1,200		2,154
China Everbright	2,400		5,280
China Everbright International	2,400		3,363
China Gas Holdings	4,300		15,254
China Jinmao Holdings Group	34,000		19,207
China Mobile	6,100		58,011
China Overseas Land & Investment	11,100		37,079
China Power International Development	18,700		5,005
China Resources Power Holdings	20,500		39,296
China State Construction International Holdings	1,900		2,468
China Taiping Insurance Holdings	6,700		22,385
CITIC	25,000		38,096
COSCO SHIPPING Ports	3,800		3,338
Country Garden Holdings	25,100		51,138
CSPC Pharmaceutical Group	5,500		13,960
ENN Energy Holdings	3,900		36,596
Far East Horizon	2,900		2,875
GCL-Poly Energy Holdings	118,000	[a]	14,610
Geely Automobile Holdings	6,900		18,207
Guangdong Investment	7,300		11,280
Haier Electronics Group	4,900	[a]	16,914
Kingboard Chemical Holdings	4,500		18,313
Kingsoft	600		1,780
Kunlun Energy	24,000		20,508
Longfor Properties	8,200		24,505
Nine Dragons Paper Holdings	9,700		14,449

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 92.9% (continued)
Hong Kong - 2.9% (continued)
Shanghai Industrial Holdings	3,800	9,960
Shimao Property Holdings	7,900	20,901
Sino Biopharmaceutical	7,500	15,800
Sun Art Retail Group	10,400	11,685
Sunny Optical Technology Group	1,000	16,331
Tingyi Holding	14,000	26,513
		611,251
Hungary - .3%
MOL Hungarian Oil & Gas	2,440	28,186
OTP Bank	550	24,087
Richter Gedeon	369	7,462
		59,735
Indonesia - 1.1%
Adaro Energy	102,500	13,427
Astra International	65,800	33,651
Bank Central Asia	15,700	24,826
Bank Danamon Indonesia	9,800	4,668
Bank Mandiri	27,100	13,786
Bank Negara Indonesia	19,400	11,172
Bank Rakyat Indonesia	115,000	26,507
Charoen Pokphand Indonesia	16,300	4,306
Gudang Garam	1,200	5,960
Hanjaya Mandala Sampoerna	16,200	4,104
Indocement Tunggal Prakarsa	4,100	5,178
Indofood CBP Sukses Makmur	5,400	3,360
Indofood Sukses	11,400	5,701
Jasa Marga	7,700	2,410
Kalbe Farma	40,500	4,370
Matahari Department Store	3,300	2,450
Media Nusantara Citra	10,600	1,002
Pakuwon Jati	14,100	597
Surya Citra Media	8,600	1,575
Telekomunikasi Indonesia	158,500	43,310
Tower Bersama Infrastructure	8,100	3,225
Unilever Indonesia	2,900	9,640
United Tractors	7,200	17,565
Waskita Karya	6,900	1,089
		243,879
Malaysia - .9%
AirAsia	11,000	10,511
Astro Malaysia Holdings	6,300	3,059
Berjaya Sports Toto	7,497	3,969
British American Tobacco Malaysia	600	3,743

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
Malaysia - .9% (continued)
Dialog Group	2,300		1,765
DiGi.Com	14,600		17,195
Felda Global Ventures Holdings	4,400		1,871
Genting	11,800		26,788
Genting Malaysia	4,800		6,249
HAP Seng Consolidated	600		1,494
IOI	12,300		14,888
IOI Properties Group	1,500		595
Kuala Lumpur Kepong	1,300		8,417
Malaysia Airports Holdings	900		2,042
Maxis	11,800		17,505
Petronas Chemicals Group	5,800		12,475
Petronas Dagangan	800		5,483
Petronas Gas	1,400		6,331
Public Bank	3,200		19,242
Sime Darby	4,900		3,316
Sime Darby Plantation	4,900		6,947
Sime Darby Property	4,900		1,857
Westports Holdings	2,000		1,699
YTL	17,442		6,429
			183,870
Mexico - 3.6%
Alfa, Cl. A	17,000		21,779
America Movil, Ser. L	323,400		299,155
Arca Continental	800		5,513
Banco Santander Mexico, Cl. B	9,300		13,760
Cemex	69,648	[a]	43,460
Coca-Cola Femsa, Ser. L	3,300		21,404
El Puerto de Liverpool, Ser. C1	240		1,593
Fibra Uno Administracion	1,900		3,146
Fomento Economico Mexicano	11,300		109,332
Gentera	3,800		3,023
Gruma, Cl. B	930		11,372
Grupo Aeroportuario del Pacifico, Cl. B	1,400		14,543
Grupo Aeroportuario del Sureste, Cl. B	430		7,714
Grupo Bimbo, Ser. A	4,900		11,384
Grupo Carso, Ser. A1	900		3,259
Grupo Financiero Banorte, Cl. O	3,600		22,514
Grupo Lala	1,100		1,405
Grupo Mexico, Ser. B	17,700		58,602
Industrias Penoles	755		15,865
Infraestructura Energetica Nova	500		2,203
Kimberly-Clark de Mexico, Cl. A	6,500		11,779

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
Mexico - 3.6% (continued)
Mexichem	1,847		5,772
OHL Mexico	4,000		5,946
Promotora y Operadora de Infraestructura	345	[a]	3,536
Wal-Mart de Mexico	28,600		79,521
			777,580
Peru - .3%
Credicorp	150		34,873
Southern Copper	400		21,124
			55,997
Philippines - .5%
Aboitiz Power	3,200		2,347
Ayala	570		10,593
Ayala Land	6,500		5,109
Bank of the Philippine Islands	510		1,034
BDO Unibank	1,100		2,788
DMCI Holdings	16,450		3,499
Energy Development	32,900	[a]	3,431
Globe Telecom	320		9,517
GT Capital Holdings	170		3,446
International Container Terminal Services	960		1,564
JG Summit Holdings	5,070		6,252
Jollibee Foods	540		2,968
Manila Electric Co.	2,570		15,979
Megaworld	13,400		1,163
Metro Pacific Investments	21,100		2,075
PLDT	565		15,819
Robinsons Land	1,400		484
SM Investments	655		11,800
SM Prime Holdings	5,500		3,628
Universal Robina	950		2,578
			106,074
Poland - 5.1%
Bank Millennium	1,480	[a]	3,583
Bank Zachodni	71		7,492
CCC	22		1,614
Eurocash	444		3,083
Grupa Lotos	581		9,103
Jastrzebska Spolka Weglowa	257	[a]	6,024
KGHM Polska Miedz	1,051		27,830
mBank	24	[a]	2,926
Orange Polska	11,636	[a]	17,373

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
Poland - 5.1% (continued)
PGE	8,701	[a]	25,763
Polski Koncern Naftowy ORLEN	2,787		70,729
Polskie Gornictwo Naftowe i Gazownictwo	10,915		19,159
Powszechna Kasa Oszczednosci Bank Polski	2,596	[a]	30,795
Powszechny Zaklad Ubezpieczen	70,264		854,201
Tauron Polska Energia	12,720	[a]	8,476
			1,088,151
Qatar - .3%
Barwa Real Estate	230		2,232
Ezdan Holding Group	1,010	[a]	3,108
Industries Qatar	438		13,461
Masraf Al Rayan	788		7,696
Ooredoo	497		10,810
Qatar Electricity & Water	93		5,049
Qatar Gas Transport	1,261		5,081
Qatar Insurance	106		1,060
Qatar National Bank	367		15,196
			63,693
Romania - .0%
NEPI Rockcastle	55		597
Russia - 5.1%
Alrosa	28,200		40,043
Gazprom	101,070	[a]	233,517
Inter RAO UES	370,200		23,481
LUKOIL	3,260		214,635
MMC Norilsk Nickel	802		137,231
Mobile TeleSystems, ADR	7,700		80,850
Moscow Exchange MICEX-RTS	3,260		6,244
Novatek, GDR	171		21,653
Novolipetsk Steel	9,370		23,934
PhosAgro, GDR	435		6,269
Polyus	398		25,215
Rostelecom	3,380		3,519
RusHydro	538,400		6,354
Sberbank of Russia	29,200		104,834
Severstal	1,670		26,807
Sistema, GDR	2,772		10,067
Surgutneftegas	36,000		16,822
Tatneft	9,670		102,786
			1,084,261

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
South Africa - 3.7%
Anglo American Platinum	97		2,615
AngloGold Ashanti	2,567		23,066
Aspen Pharmacare Holdings	686		14,774
Barclays Africa Group	3,324		48,478
Bid Corp	1,533		35,026
Bidvest Group	1,295		25,343
Capitec Bank Holdings	40		2,841
Coronation Fund Managers	1,076		6,398
Exxaro Resources	1,018		9,060
FirstRand	10,285		54,920
Growthpoint Properties	2,134		4,977
Hyprop Investments	633		5,783
Impala Platinum Holdings	1,295	[a]	2,315
Imperial Holdings	1,324		25,460
Investec	1,094		8,631
Kumba Iron Ore	750		16,094
Liberty Holdings	442		4,690
Life Healthcare Group Holdings	3,147		7,362
Massmart Holdings	900		11,983
Mondi	769		22,395
Mr Price Group	639		14,004
MTN Group	11,834		117,373
Naspers, Cl. N	59		14,396
Nedbank Group	927		22,052
Pick n Pay Stores	2,841		18,337
Pioneer Foods Group	322		3,153
PSG Group	50		899
Rand Merchant Investment Holdings	1,549		5,120
Redefine Properties	5,501		5,282
Remgro	628		11,306
Resilient REIT	82		440
RMB Holdings	995		6,230
Sanlam	3,809		24,035
Sappi	4,026		25,702
SPAR Group	1,231		20,864
Standard Bank Group	5,974		102,198
Steinhoff International Holdings	7,351	[a]	1,127
Telkom	1,626		7,357
The Foschini Group	968		16,613
Tiger Brands	464		14,475
Truworths International	1,558		12,688
Tsogo Sun Holdings	2,137		3,888

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
South Africa - 3.7% (continued)
Vodacom Group	1,650		20,582
			800,332
South Korea - 20.1%
Amorepacific	29		9,424
Amorepacific Group	82		10,925
BGF	38		452
BGF retail	20		3,576
CJ	383		57,967
CJ CheilJedang	61		19,543
CJ E&M	37		3,118
CJ Logistics	12	[a]	1,748
Coway	105		8,587
Daelim Industrial	247		19,796
Daewoo Engineering & Construction	529	[a]	3,125
DB Insurance	669		39,288
DGB Financial Group	436		4,867
Dongsuh Cos.	40		1,029
Doosan Heavy Industries & Construction	742	[a]	12,331
E-MART	107		26,944
GS Holdings	674		38,553
GS Retail	112		3,889
Hana Financial Group	1,377		61,205
Hanmi Pharm	2		869
Hanmi Science	1		73
Hanon Systems	469		4,759
Hanssem	10		1,086
Hanwha	4,736		176,156
Hanwha Chemical	770		20,707
Hanwha Life Insurance	1,531		8,909
Hanwha Techwin	153	[a]	3,430
Hotel Shilla	96		10,333
Hyosung	213		26,042
Hyundai Construction Equipment	18	[a]	3,175
Hyundai Department Store	36		3,478
Hyundai Development Co-Engineering & Construction	422	[d]	18,367
Hyundai Electric & Energy System	18	[a]	1,575
Hyundai Engineering & Construction	945		56,120
Hyundai Glovis	125		19,680
Hyundai Marine & Fire Insurance	658		23,519
Hyundai Robotics	31		12,231
Hyundai Steel	524		29,662
Industrial Bank of Korea	893		14,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
South Korea - 20.1% (continued)
Kangwon Land	267		7,217
KB Financial Group	2,039		116,275
Korea Aerospace Industries	95	[a]	3,817
Korea Gas	111	[a]	5,687
Korea Investment Holdings	91		7,682
Korea Zinc	20		8,096
Korean Air Lines	1,156		36,707
KT	699		17,802
KT&G	600		54,804
LG	647		48,872
LG Chem	262		87,476
LG Display	2,148		46,923
LG Electronics	1,583		150,023
LG Household & Health Care	17		21,782
Lotte	22	[a]	1,338
Lotte Chemical	88		33,950
Lotte Confectionery Co.	3		532
Mirae Asset Daewoo	2,297		20,959
NAVER	42		28,018
NH Investment & Securities	414		5,979
Ottogi	3		2,222
POSCO	874		300,657
Posco Daewoo	242		5,072
S-1	48		4,403
Samsung C&T	232		30,227
Samsung Card	66		2,301
Samsung Electro-Mechanics	238		26,146
Samsung Electronics	619	[d]	1,535,836
Samsung Fire & Marine Insurance	147		36,761
Samsung Life Insurance	251		27,471
Samsung SDI	80		13,630
Samsung SDS	85		19,313
Shinhan Financial Group	2,131		94,560
Shinsegae	44		17,083
SK Holdings	683		186,999
SK Hynix	3,179		248,915
SK Innovation	845		154,620
SK Networks	2,504		13,154
SK Telecom	227		48,522
S-Oil	280		28,657
Woori Bank	2,438		36,437
Yuhan	15		3,205
			4,300,682

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
Taiwan - 11.1%
Acer	47,000	[a]	35,854
Advantech	1,099		7,550
ASE Industrial Holding Co.	14,500		39,354
Asustek Computer	6,000		56,211
AU Optronics	129,000		53,687
Catcher Technology	2,000		22,180
Cathay Financial Holding	24,000		43,059
Chailease Holding	2,040		7,452
Chang Hwa Commercial Bank	8,180		4,709
Cheng Shin Rubber Industry	5,000		8,056
Chicony Electronics	3,040		7,484
China Airlines	15,000	[a]	5,458
China Life Insurance	22,314		24,194
Chunghwa Telecom	20,000		76,143
Compal Electronics	80,000		52,130
CTBC Financial Holding	58,786		41,964
E.Sun Financial Holding	7,601		5,374
EVA Airways	11,330		6,081
Evergreen Marine	6,000	[a]	3,030
Far Eastern New Century	45,000		42,915
Far EasTone Telecommunications	9,000		23,799
Feng TAY Enterprise	1,120		5,081
First Financial Holding	11,004		7,564
Formosa Chemicals & Fibre	15,000		55,090
Formosa Petrochemical	5,000		20,518
Formosa Plastics	18,000		63,187
Formosa Taffeta	3,000		3,392
Foxconn Technology	3,060		7,596
Fubon Financial Holding	34,000		58,186
Giant Manufacturing	1,000		5,085
Highwealth Construction	6,100		9,382
Hon Hai Precision Industry	86,755		241,504
Hotai Motor	1,000		9,779
HTC	6,000	[a]	12,157
Hua Nan Financial Holdings	9,066		5,480
Innolux	134,000		49,919
Inventec	31,000		23,495
MediaTek	4,000		45,553
Micro-Star International	5,000		15,589
Nan Ya Plastics	27,000		73,983
Nanya Technology	1,000		3,101
Novatek Microelectronics	3,000		12,595
Pegatron	13,000		30,328

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
Taiwan - 11.1% (continued)
Phison Electronics	1,000		9,051
Pou Chen	26,000		32,475
Powertech Technology	4,000		11,457
President Chain Store	3,000		29,500
Quanta Computer	11,000		20,007
Realtek Semiconductor	2,000		7,568
Ruentex Industries	1,000	[a]	1,938
Shin Kong Financial Holding	63,000		25,627
Standard Foods	1,154		2,594
Synnex Technology International	44,600		63,970
Taishin Financial Holding	18,346		8,911
Taiwan Business Bank	5,565		1,710
Taiwan Cooperative Financial Holding	6,468		3,757
Taiwan Mobile	9,000		33,233
Taiwan Semiconductor Manufacturing	72,000		545,794
Teco Electric & Machinery	8,000		6,482
Transcend Information	1,000		2,826
Uni-President Enterprises	42,360		102,271
Vanguard International Semiconductor	4,000		8,105
Wistron	72,880		57,815
WPG Holdings	14,000		18,864
Yageo	2,000		41,792
Yuanta Financial Holding	19,000		9,066
Yulon Motor	5,000		3,811
			2,373,872
Thailand - 2.7%
Advanced Info Service	4,700		30,868
Airports of Thailand	5,000		11,253
Bangkok Dusit Medical Services, Cl. F	2,700		1,923
Bangkok Expressway & Metro	3,700		907
Banpu	6,500		3,971
BEC World	4,000		1,313
Berli Jucker	1,200		2,264
Bumrungrad Hospital	400		2,404
Central Pattana	1,100		2,806
Charoen Pokphand Foods	19,500		15,064
CP ALL	12,700		34,973
Delta Electronics Thai	1,100		2,341
Electricity Generating	300		2,116
Glow Energy	2,400		6,544
Home Product Center	7,400		3,508
Indorama Ventures	21,200		40,207
IRPC	34,400		7,645

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
Thailand - 2.7% (continued)
KCE Electronics	400		862
Krung Thai Bank	6,900		3,973
Minor International	2,100		2,666
PTT Exploration & Production	5,200		22,051
PTT Global Chemical	22,800		70,414
PTT PCL	125,000		222,409
Robinson	1,000		2,078
Siam Cement	1,050		15,515
Siam Commercial Bank	3,600		14,900
Thai Oil	14,600		43,383
TMB Bank	23,200		1,729
True	9,900		2,373
			572,460
Turkey - 1.3%
Akbank	6,378		13,226
Arcelik	1,727		7,678
BIM Birlesik Magazalar	1,439		24,380
Cola-Cola Icecek	276		2,450
Emlak Konut Gayrimenkul Yatirim Ortakligi	3,413	[a]	2,049
Enka Insaat ve Sanayi	1		1
Eregli Demir ve Celik Fabrikalari	5,486		13,663
Ford Otomotiv Sanayi	325		4,518
Haci Omer Sabanci Holding	7,682		18,125
KOC Holding	6,571		22,153
Petkim Petrokimya Holding	2,863		5,049
TAV Havalimananlari Holding	1,077		5,765
Tofas Turk Otomobil Fabrikasi	834		5,129
Tupras Turkiye Petrol Rafinerileri	1,314		33,562
Turk Hava Yollari	5,850	[a]	23,969
Turk Telekomunikasyon	2,544	[a]	3,915
Turkcell Iletisim Hizmetleri	13,571		46,721
Turkiye Garanti Bankasi	7,133		16,093
Turkiye Halk Bankasi	2,736		5,614
Turkiye Is Bankasi, Cl. C	8,314		12,537
Turkiye Sise ve Cam Fabrikalari	3,686		4,075
Turkiye Vakiflar Bankasi, Cl. D	3,408		4,982
Ulker Biskuvi Sanayi	335	[a]	1,753
Yapi ve Kredi Bankasi	3,046	[a]	2,971
			280,378
United Arab Emirates - .7%
Abu Dhabi Commercial Bank	7,388		14,127
Aldar Properties	9,256		5,289

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 92.9% (continued)
United Arab Emirates - .7% (continued)
DP World		537	11,922
Dubai Islamic Bank		1,543	2,310
Emaar Malls		8,075	4,873
Emaar Properties		22,979	36,096
Emirates Telecommunications Group		11,270	52,434
First Abu Dhabi Bank		4,921	16,599
			143,650
United States - 8.6%
iShares MSCI Emerging Markets ETF		20,500	961,860
iShares MSCI India ETF		25,091	876,930
			1,838,790
Total Common Stocks (cost $15,449,537)			19,868,000
	Preferred Dividend Yield (%)
Preferred Stocks - 3.8%
Brazil - 2.5%
Banco Bradesco	3.63	11,841	116,848
Braskem, Cl. A	6.49	900	11,728
Centrais Eletricas Brasileiras, Cl. B		1,100	7,159
Cia Brasileira de Distribuicao	1.22	1,200	26,968
Cia Energetica de Minas Gerais	6.41	13,000	31,394
Cia Paranaense de Energia, Cl. B	7.81	1,200	9,177
Gerdau	0.33	5,700	27,091
Itau Unibanco Holding	6.49	13,300	193,661
Itausa - Investimentos Itau	5.73	21,691	84,270
Telefonica Brasil	5.34	1,000	14,027
			522,323
Chile - .1%
Embotelladora Andina, Cl. B	3.01	705	3,506
Sociedad Quimica y Minera de Chile, Cl. B	3.64	296	16,172
			19,678
Colombia - .1%
Bancolombia	2.93	400	4,742
Grupo Aval Acciones y Valores	4.75	9,634	4,236
Grupo de Inversiones Suramericana	1.51	254	3,301
			12,279
Russia - .1%
Transneft	4.67	10	27,354
South Korea - 1.0%
Amorepacific	0.78	26	4,324
LG Chem	2.93	19	3,643
LG Household & Health Care	1.26	9	6,469

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - 3.8% (continued)
South Korea - 1.0% (continued)
Samsung Electronics	2.7	103	[d]	202,841
				217,277
Total Preferred Stocks (cost $531,257)				798,911
	Current Yield (%)
Other Investment - 2.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $512,983)	1.71	512,983	[e]	512,983
Total Investments (cost $16,493,777)		99.1%		21,179,894
Cash and Receivables (Net)		.9%		199,121
Net Assets		100.0%		21,379,015

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

MICEX—Moscow Interbank Currency Exchange

REIT—Real Estate Investment Trust

RTS—Russian Trading System

aNon-income producing security.

bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $40,103 or .19% of net assets.

cThe fund held Level 3 securities at April 30, 2018, these securities were valued at $6,262 or .03% of net assets.

dThe valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At April 30, 2018, the value of this security amounted to $1,757,044 or 8.22% of net assets.

eInvestment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Financials	23.1
Information Technology	19.1
Energy	11.2
Exchange-Traded Funds	8.6
Materials	7.9
Industrials	6.8
Telecommunication Services	5.5
Consumer Staples	5.2
Consumer Discretionary	3.4
Utilities	2.8
Money Market Investment	2.4
Real Estate	2.3
Health Care	.8
99.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 10/31/17 ($)	Purchases ($)	Sales ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	235,657	2,643,922	2,366,596	512,983	2.4	2,666

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	15,980,794	20,666,911
Affiliated issuers	512,983	512,983
Cash		1
Cash denominated in foreign currency	222,259	219,992
Dividends receivable		19,424
Receivable for investment securities sold		17,305
Tax reclaim receivable		154
Prepaid expenses		22,240
		21,459,010
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		4,771
Payable for shares of Beneficial Interest redeemed		18,922
Accrued expenses		56,302
		79,995
Net Assets ($)		21,379,015
Composition of Net Assets ($):
Paid-in capital		18,343,216
Accumulated undistributed investment income—net		33,168
Accumulated net realized gain (loss) on investments		(1,681,150)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		4,683,781
Net Assets ($)		21,379,015

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	798,690	31,831	55,874	20,492,620
Shares Outstanding	56,300	2,245	3,927	1,443,661
Net Asset Value Per Share ($)	14.19	14.18	14.23	14.19

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $26,535 foreign taxes withheld at source):
Unaffiliated issuers	190,123
Affiliated issuers	2,666
Total Income	192,789
Expenses:
Management fee—Note 3(a)	62,091
Professional fees	61,039
Pricing fees	31,200
Registration fees	27,998
Custodian fees—Note 3(c)	25,869
Prospectus and shareholders’ reports	4,801
Shareholder servicing costs—Note 3(c)	1,424
Distribution fees—Note 3(b)	118
Loan commitment fees—Note 2	100
Trustees’ fees and expenses—Note 3(d)	20
Miscellaneous	10,388
Total Expenses	225,048
Less—reduction in expenses due to undertaking—Note 3(a)	(146,339)
Less—reduction in fees due to earnings credits—Note 3(c)	(11)
Net Expenses	78,698
Investment Income—Net	114,091
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	168,912
Net realized gain (loss) on forward foreign currency exchange contracts	(1,629)
Net Realized Gain (Loss)	167,283
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	512,176
Net Realized and Unrealized Gain (Loss) on Investments	679,459
Net Increase in Net Assets Resulting from Operations	793,550

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	114,091	361,786
Net realized gain (loss) on investments	167,283	658,954
Net unrealized appreciation (depreciation) on investments	512,176	2,358,846
Net Increase (Decrease) in Net Assets Resulting from Operations	793,550	3,379,586
Distributions to Shareholders from ($):
Investment income—net:
Class A	(4,923)	(10,528)
Class C	(332)	(208)
Class I	(11,676)	(523)
Class Y	(374,029)	(248,819)
Total Distributions	(390,960)	(260,078)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	554,068	218,998
Class C	245	-
Class I	32,895	1,123,378
Class Y	1,576,358	3,964,634
Distributions reinvested:
Class A	4,355	10,026
Class I	11,058	-
Class Y	374,029	248,819
Cost of shares redeemed:
Class A	(41,893)	(546,397)
Class I	(593,521)	(687,223)
Class Y	(428,424)	(984,789)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,489,170	3,347,446
Total Increase (Decrease) in Net Assets	1,891,760	6,466,954
Net Assets ($):
Beginning of Period	19,487,255	13,020,301
End of Period	21,379,015	19,487,255
Undistributed investment income—net	33,168	310,037

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class A
Shares sold	38,435	16,650
Shares issued for distributions reinvested	316	936
Shares redeemed	(2,939)	(49,129)
Net Increase (Decrease) in Shares Outstanding	35,812	(31,543)
Class I
Shares sold	2,362	91,988
Shares issued for distributions reinvested	805	-
Shares redeemed	(41,548)	(51,920)
Net Increase (Decrease) in Shares Outstanding	(38,381)	40,068
Class Y
Shares sold	109,298	314,588
Shares issued for distributions reinvested	27,202	23,189
Shares redeemed	(30,485)	(85,968)
Net Increase (Decrease) in Shares Outstanding	106,015	251,809

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2018		Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	13.88	11.37	10.25	11.99	12.50
Investment Operations:
Investment income (loss)—net[b]	.06	.20	.09	.23	(.00)[c]
Net realized and unrealized gain (loss) on investments	.50	2.53	1.11	(1.92)	(.51)
Total from Investment Operations	.56	2.73	1.20	(1.69)	(.51)
Distributions:
Dividends from investment income—net	(.25)	(.22)	(.08)	(.05)	-
Dividends from net realized gain on investments	-	-	-	(.00)[c]	-
Total Distributions	(.25)	(.22)	(.08)	(.05)	-
Net asset value, end of period	14.19	13.88	11.37	10.25	11.99
Total Return (%)[d]	4.11[e]	24.63	11.80	(14.11)	(4.08)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.51[f]	4.21	4.70	4.50	13.25[f]
Ratio of net expenses to average net assets	1.00[f]	1.00	1.00	1.00	1.00[f]
Ratio of net investment income (loss) to average net assets	.75[f]	1.90	.91	2.04	(.15)[f]
Portfolio Turnover Rate	15.92[e]	47.92	80.13	32.52	1.76[e]
Net Assets, end of period ($ x 1,000)	799	284	592	105	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2018		Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	13.82	11.30	10.17	11.98	12.50
Investment Operations:
Investment income (loss)—net[b]	.01	.15	.07	.13	(.01)
Net realized and unrealized gain (loss) on investments	.50	2.46	1.06	(1.90)	(.51)
Total from Investment Operations	.51	2.61	1.13	(1.77)	(.52)
Distributions:
Dividends from investment income—net	(.15)	(.09)	-	(.04)	-
Dividends from net realized gain on investments	-	-	-	(.00)[c]	-
Total Distributions	(.15)	(.09)	-	(.04)	-
Net asset value, end of period	14.18	13.82	11.30	10.17	11.98
Total Return (%)[d]	3.71[e]	23.35	11.11	(14.83)	(4.16)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.20[f]	4.24	4.92	5.12	14.00[f]
Ratio of net expenses to average net assets	1.75[f]	1.75	1.75	1.75	1.75[f]
Ratio of net investment income (loss) to average net assets	.12[f]	1.25	.72	1.18	(.90)[f]
Portfolio Turnover Rate	15.92[e]	47.92	80.13	32.52	1.76[e]
Net Assets, end of period ($ x 1,000)	32	31	25	81	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	13.89	11.40	10.27	12.00	12.50
Investment Operations:
Investment income—net[b]	.09	.47	.07	.25	.00[c]
Net realized and unrealized gain (loss) on investments	.53	2.25	1.16	(1.92)	(.50)
Total from Investment Operations	.62	2.72	1.23	(1.67)	(.50)
Distributions:
Dividends from investment income—net	(.28)	(.23)	(.10)	(.06)	-
Dividends from net realized gain on investments	-	-	-	(.00)[c]	-
Total Distributions	(.28)	(.23)	(.10)	(.06)	-
Net asset value, end of period	14.23	13.89	11.40	10.27	12.00
Total Return (%)	4.51[d]	24.50	12.19	(13.99)	(4.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.45[e]	2.99	2.71	4.08	12.68[e]
Ratio of net expenses to average net assets	.75[e]	.75	.75	.75	.75[e]
Ratio of net investment income to average net assets	1.59[e]	3.37	.91	2.19	.10[e]
Portfolio Turnover Rate	15.92[d]	47.92	80.13	32.52	1.76[d]
Net Assets, end of period ($ x 1,000)	56	587	26	6,328	7,390

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	13.89	11.40	10.27	12.00	12.50
Investment Operations:
Investment income—net[b]	.08	.29	.23	.09	.00[c]
Net realized and unrealized gain (loss) on investments	.50	2.43	1.00	(1.76)	(.50)
Total from Investment Operations	.58	2.72	1.23	(1.67)	(.50)
Distributions:
Dividends from investment income—net	(.28)	(.23)	(.10)	(.06)	-
Dividends from net realized gain on investments	-	-	-	(.00)[c]	-
Total Distributions	(.28)	(.23)	(.10)	(.06)	-
Net asset value, end of period	14.19	13.89	11.40	10.27	12.00
Total Return (%)	4.21[d]	24.49	12.19	(13.99)	(4.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.16[e]	3.11	4.65	2.09	12.67[e]
Ratio of net expenses to average net assets	.75[e]	.75	.75	.75	.75[e]
Ratio of net investment income to average net assets	1.11[e]	2.33	2.28	.98	.10[e]
Portfolio Turnover Rate	15.92[d]	47.92	80.13	32.52	1.76[d]
Net Assets, end of period ($ x 1,000)	20,493	18,584	12,378	15,390	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta Emerging Markets Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective January 31, 2018, BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus serves as the fund’s sub-investment adviser. BNY Mellon AMNA is a specialist multi-asset investment manager formed by the combination of certain BNY Mellon affiliated investment management firms, including Mellon Capital Management Corporation, which served as the fund’s sub-investment adviser prior to January 31, 2018.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class C shares and 2,240 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks	367,243	17,655,705†	6,262	18,029,210
Equity Securities - Foreign Preferred Stocks	-	798,911†	-	798,911
Exchange-Traded Funds	1,838,790	-	-	1,838,790
Registered Investment Company	512,983	-	-	512,983

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At April 30, 2018, the amount of securities transferred between levels equals fair value of Level 2 securities in the table above. At October 31, 2017, $4,170 of exchange traded foreign equity securities were classified within level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures. It is the fund’s policy is to recognize transfers between levels at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Equity Securities-Foreign Common Stock ($)
Balance as of 10/31/2017	0
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	95
Purchases/issuances	-
Sales/dispositions	-
Transfers into Level 3†	10,435
Transfers out of Level 3†	(4,268)
Balance as of 4/30/2018	6,262
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 4/30/2018	95

† Transfers into or out of Level 3 represent the value at the date of transfer. The transfer into Level 3 for the current period was due to the lack of observable inputs. The transfer out of Level 3 for the current period was due to the exercise of a worthless rights received as part of a corporate action.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At April 30, 2018, Dreyfus Diversified Emerging Markets Fund, an affiliate of the fund, held 1,443,661 Class Y shares representing approximately 96% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $1,803,669 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2017. The fund has $914,178 of short–term capital losses and $889,491 of long–term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $260,078. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after March 1, 2019, Dreyfus may terminate this expense limitation of any time. The reduction in expenses, pursuant to the undertaking, amounted to $146,339 during the period ended April 30, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and BNY Mellon AMNA, BNY Mellon AMNA serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $118 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $730 and $39, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $285 for transfer agency services and $11 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $11.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $25,869 pursuant to the custody agreement.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $10,550, Distribution Plan fees $20, Shareholder Services Plan fees $172, custodian fees $23,117, Chief Compliance Officer fees $4,214 and transfer agency fees $101, which are offset against an expense reimbursement currently in effect in the amount of $33,403.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2018, there were no redemption fees charged and retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2018, amounted to $4,146,028 and $3,237,290, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2018, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Forward contracts	21,605

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2018, accumulated net unrealized appreciation on investments was $4,686,117, consisting of $5,030,898 gross unrealized appreciation and $344,781 gross unrealized depreciation.

At April 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

For More Information

Dreyfus Strategic Beta Emerging Markets Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

BNY Mellon Asset Management
North America Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DOFAX Class C: DOFCX Class I: DOFIX Class Y: DOFYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6342SA0418

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)